Offerings - Offering: 1	Apr. 10, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 622,437.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 85.96
Offering Note	The amount is based upon the offer to purchase up to 461,065 Units of Limited Partnership Interest at $1.35 per Unit.